DEFERRED REVENUE - Balance (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DEFERRED REVENUE
Deferred revenue, Current	$ 4,915	$ 4,656
Deferred revenue, Non-current	28,380	31,852
Total deferred revenue	33,295	36,508	$ 36,617
CLJV Toll Milling-Ecora
DEFERRED REVENUE
Total deferred revenue	$ 33,295	$ 36,508